SHARE-BASED PAYMENT (Details 1) - Share-based payment arrangements [member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares
0.36 - 4.91 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,982,100	[1]
Weighted Average remaining contractual Term	5 years 8 months 26 days
Weighted Average exercise price | $ / shares	$ 2.91
Options exercisable	1,060,037
3.41 - 3.87 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	90,000	[1]
Weighted Average remaining contractual Term	4 years 10 months 24 days
Weighted Average exercise price | $ / shares	$ 3.67
Options exercisable	67,500

[1]	Options and restricted shares.